Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

19. Income Taxes
19.A Deferred Income Taxes
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2024	2023
Deferred tax assets(1)	$3,910	$3,878
Deferred tax liabilities(1)	286	281
Net deferred tax asset	$3,624	$3,597

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.
The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
Balance, January 1, 2023	$516	$1,716	$84	$986	$242	$(546)	$2,998
Acquisitions (disposals) through business combinations	13	(9)	—	(42)	8	(117)	(147)
Charged to statement of operations	(564)	849	(5)	67	49	489	885
Charged to other comprehensive income	(68)	(18)	—	(30)	38	(23)	(101)
Charged to equity, other than other comprehensive income	2	(56)	—	6	—	24	(24)
Foreign exchange rate movements and Other	(1)	(3)	(3)	(11)	(10)	14	(14)
Balance, December 31, 2023	$(102)	$2,479	$76	$976	$327	$(159)	$3,597
Acquisitions (disposals) through business combinations	—	—	—	(7)	—	8	1
Charged to statement of operations	(101)	193	7	(296)	11	123	(63)
Charged to other comprehensive income	2	—	—	(31)	(7)	(5)	(41)
Charged to equity, other than other comprehensive income	84	—	—	10	—	—	94
Foreign exchange rate movements and Other	(6)	5	6	(1)	24	8	36
Balance, December 31, 2024	$(123)	$2,677	$89	$651	$355	$(25)	$3,624

(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.

We have accumulated non-capital tax losses, primarily in Canada, Indonesia and Vietnam, totaling $3,205 (2023 — $4,388). The benefit of these tax losses has been recognized to the extent that it is probable that the benefit will be realized. In addition, in the U.S., we have net capital losses of $10 (2023 — $9) for which a deferred tax asset of $2 (2023 — $2) has been recognized. Unused tax losses for which a deferred tax asset has not been recognized amount to $629 as of December 31, 2024 (2023 — $597) primarily in Indonesia and Vietnam. We also have capital losses of $343 in Canada (2023 — $202) for which a deferred tax asset of $18 (2023 — $nil) has been recognized and a deferred tax asset of $27 (2023 — $26) has not been recognized.

We will realize the benefit of tax losses carried forward in future years through a reduction in current income taxes as and when the losses are utilized. These tax losses are subject to examination by various tax authorities and could be reduced as a result of the adjustments to tax returns. Furthermore, legislative, business or other changes may limit our ability to utilize these losses.

Included in the deferred tax asset related to losses available for carry forward are tax benefits that have been recognized on losses incurred in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, we rely on projections of future taxable profits, and we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

The non-capital losses carried forward in Canada expire beginning in 2030 and the capital losses can be carried forward indefinitely. The non-capital losses in Indonesia and Vietnam can be carried forward five years. The capital losses in the U.S. can be carried forward five years.

The global minimum tax rules apply to us effective January 1, 2024 and have been substantively enacted in several jurisdictions in which we operate, including Canada, whose Global Minimum Tax Act became enacted in June 2024. The Pillar Two legislation requires the ultimate parent entity of a group to pay top-up tax, on a jurisdiction-by-jurisdiction basis, on profits of its subsidiaries that are taxed below 15%. Our subsidiaries that are currently subject to a statutory tax rate or to a tax regime that could result in taxing profits at a rate below 15% include those in Bermuda, Hong Kong and Ireland. The Current income tax expense (benefit) for the year ended December 31, 2024 includes tax expense related to Pillar Two income taxes of $98.

The IASB issued amendments to IAS 12 Income Taxes in May 2023, which provided a mandatory temporary exception to the recognition and disclosure of information about deferred taxes arising from Pillar Two, and we have applied this temporary exception. Our deferred taxes will not reflect impacts of Pillar Two while the mandatory exception is applicable.

We recognize a deferred tax liability on all temporary differences associated with investments in subsidiaries, branches, joint ventures and associates unless we are able to control the timing of the reversal of these differences and it is probable that these differences will not reverse in the foreseeable future. As at December 31, 2024, temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognized amount to $3,947 (2023 — $4,606).
19.B Income Tax Expense (Benefit)
In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

For the years ended December 31,	2024	2023
Current income tax expense (benefit):
Current year	$1,186	$1,187
Adjustments in respect of prior years, including resolution of tax disputes	(209)	159
Total current income tax expense (benefit)	977	1,346
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(163)	(637)
Adjustments in respect of prior years, including resolution of tax disputes	203	(172)
Tax expense (benefit) arising from unrecognized tax losses	23	(25)
Tax rate and other legislative changes	—	(51)
Total deferred income tax expense (benefit)	63	(885)
Total income tax expense (benefit)	$1,040	$461

Income tax benefit (expense) recognized directly in equity for the years ended December 31:

For the years ended December 31,	2024	2023
Recognized in other comprehensive income:
Current income tax benefit (expense)	$(2)	$—
Deferred income tax benefit (expense)	(41)	(101)
Total recognized in other comprehensive income	(43)	(101)
Recognized in equity, other than other comprehensive income:
Current income tax benefit (expense)	(16)	—
Deferred income tax benefit (expense)	94	(24)
Total recognized in equity, other than other comprehensive income	78	(24)
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$35	$(125)

Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2024		2023
		%		%
Total net income (loss)	$3,299		$3,469
Add: Income tax expense (benefit)	1,040		461
Total net income (loss) before income taxes	$4,339		$3,930
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,204	27.8	$1,091	27.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(248)	(5.7)	(222)	(5.7)
Tax-exempt or low-taxed investment (income) loss	16	0.4	(304)	(7.7)
Adjustments in respect of prior years, including resolution of tax disputes	(6)	(0.1)	(13)	(0.3)
Tax (benefit) cost of unrecognized tax losses and tax credits	23	0.5	(25)	(0.7)
Tax rate and other legislative changes	—	—	(51)	(1.3)
Other	51	1.1	(15)	(0.4)
Total tax expense (benefit) and effective income tax rate	$1,040	24.0	$461	11.7

Statutory income tax rates in other jurisdictions in which we conduct business range from 0% to 25%, which creates a tax rate differential and corresponding tax provision difference compared to the Canadian federal and provincial statutory rate when applied to foreign income not subject to tax in Canada. Generally, earnings arising in tax jurisdictions with statutory rates lower than the Canadian statutory rate of 27.75% reduce our tax expense and these differences are reported in Higher (lower) effective rates on income subject to taxation in foreign jurisdictions.

Tax-exempt or low-taxed investment (income) loss includes tax rate differences related to various types of investment income or losses that are taxed at rates lower than our statutory income tax rate. Examples include, but are not limited to, dividend income, capital gains arising in Canada and changes in market values including those resulting from fluctuations in foreign exchange rates.

Adjustments in respect of prior periods, including the resolution of tax disputes, relate mainly to the resolution of Canadian tax matters and the finalization of the prior year’s Canadian and U.S. tax filings. In 2024, it included the finalization of the prior year's Hong Kong tax filings and an accrual relating to tax matters in the Philippines.
Tax (benefit) cost of unrecognized tax losses and tax credits primarily reflects unrecognized losses in Asia. In 2023, it mainly reflected the recognition of previously unrecognized deferred tax assets in the U.S.

In assessing unrecognized deferred tax assets in 2023, management had determined that it became probable that future taxable profit would allow deferred tax assets in the U.S. to be recovered. Our U.S. subsidiaries had state net operating losses and other future deductions in computing state income taxes, for which deferred tax assets had previously not been recognized. Management concluded that it would be probable that these subsidiaries, and other historically profitable subsidiaries with which it files consolidated (unitary) state income tax returns, would generate sufficient taxable profit against which the unused state losses and deductions could be utilized. The benefit would be realized in future years through a reduction in current income taxes payable.

In 2023, tax rate and other legislative changes reflected a benefit relating to the recognition of a deferred tax asset in Bermuda. On December 27, 2023, Bermuda enacted a Corporate Income Tax regime which will apply a 15% income tax beginning on January 1, 2025. The enacted legislation provides an economic transition adjustment that aligns an entity's tax basis starting point more closely with its economic position prior to the application of the Corporate Income Tax, and can reduce Bermuda income taxes in the future.

Other primarily reflects withholding taxes on distributions from our foreign subsidiaries, the benefit relating to investments in joint ventures in Asia, and the impact of taxable income attributable to NCI. In 2024, Other included the tax impact of a non-deductible impairment charge on an intangible asset in Vietnam.